CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue					$ 0	$ 0
Cost of goods sold					0	0
Gross profit					0	0
Operating expenses
General and administrative	$ 9,430	$ 11,950	$ 21,140	$ 247,419	247,709	586,318
Professional fees	8,075	0	36,120	0
Depreciation and amortization					0	61,410
Total operating expenses	17,505	11,950	57,260	247,419	247,709	647,728
Loss from operations	(17,505)	(11,950)	(57,260)	(247,419)	(247,709)	(647,728)
Other income (expenses)
Gain on forgiveness of accrued liabilities	2,092,457	0	2,092,457	0
Interest income					0	0
Interest expense	(4,948)	(2,342)	(12,424)	(6,467)	(9,273)	(17,352)
Loss on acquisition of intangible assets	0		(720,000)
Impairment of intangible assets					(405,000)
Goodwill impairment					0	(308,816)
Total other income (expenses)	2,087,509	(2,342)	1,360,033	(6,467)	(414,273)	(326,168)
Net loss before tax provision	2,070,004	(14,292)	1,302,773	(253,886)	(661,982)	(973,896)
Tax provision	0	0	0	0	0	0
Net income (loss)	$ 2,070,004	$ (14,292)	$ 1,302,773	$ (253,886)	$ (661,982)	$ (973,896)
Net income (loss) per common share - basic and diluted	$ 10.35	$ (0.07)	$ 6.52	$ (1.27)	$ (1.29)	$ (4.87)
Weighted average number of common shares outstanding - basic and diluted	200,183	200,183	200,183	200,183	200,183	200,183